UMB FUND SERVICES, INC.
235 W Galena Street
Milwaukee, Wisconsin  53212
(414) 299-2000

July 3, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Aspiriant Global Equity Trust (“Registrant”)
File Nos. 333-178600 and 811-22648

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify on behalf of the Registrant, that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act, do not differ from those contained in the update to the Registration Statement on Form N-1A which was filed with the Commission on June 30, 2014.

Questions regarding this filing may be directed to the undersigned at (414) 299-2142.

Very truly yours,

/s/ Benjamin D. Schmidt
Benjamin D. Schmidt
AVP – Fund Administration